Employee Benefits, Net Periodic Benefit Costs and Charges Relating To Other Benefit Plans(Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Periodic Benefit Costs and Charges Relating to Other Benefit Plans [Line Items]
Net periodic benefit costs (income)	$ (5.7)	$ 5.1	$ 5.3
Deferred compensation plan	0.2	1.3	0.4
Defined contribution plans	7.1	6.5	6.5
Total	1.6	13.1	12.3
Fabricated Products
Net Periodic Benefit Costs and Charges Relating to Other Benefit Plans [Line Items]
Total	6.4	6.4	5.8
All Other
Net Periodic Benefit Costs and Charges Relating to Other Benefit Plans [Line Items]
Total	(4.8)	6.7	6.5
Canadian pension plan
Net Periodic Benefit Costs and Charges Relating to Other Benefit Plans [Line Items]
Net periodic benefit costs (income)	0.3	0.2	0.1
VEBAs
Net Periodic Benefit Costs and Charges Relating to Other Benefit Plans [Line Items]
Net periodic benefit costs (income)	$ (6.0)	$ 5.1	$ 5.3